Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
ASSETS
Cash	$ 379,503
Prepaid expenses	363,153
Other current assets	15,524
Total current assets	758,180
Deferred offering costs associated with proposed public offering		$ 181,669
Investments held in trust account	690,000,000
Other assets	238,785
Total assets	690,996,965	181,669
Current liabilities:
Accounts payable	23,842
Accrued offering costs	442,516	161,669
Accrued expenses	27,500
Backstop placement fee payable to related party	3,450,000
Due to related party	14,300	25,000
Total current Liabilities	3,958,158	186,669
Deferred underwriting fees payable	24,150,000
Backstop liability	3,038,757
Warrant liability	49,223,833
Total liabilities	80,370,748	186,669
Class A Ordinary shares subject to possible redemption, 60,562,621 and -0- shares at redemption value of $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	605,626,210
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	18,636,440
Accumulated deficit	(13,640,235)	(5,000)
Total shareholders' equity (deficit)	5,000,007	(5,000)
Total Liabilities and Shareholders' Equity	690,996,965	$ 181,669
Common Class A [Member]
Shareholders' Equity:
Ordinary shares	844
Common Class B [Member]
Shareholders' Equity:
Ordinary shares	1,479
Common Class C [Member]
Shareholders' Equity:
Ordinary shares	$ 1,479